Share Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Based Compensation
20.	SHARE BASED COMPENSATION

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

The Company granted 1,964,424 share options in 2011, 2,524,932 share options and 432,910 RSUs in 2012 and 676,592 RSUs in 2013 with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review rating in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company commenced recognition of the related compensation expense using the accelerated method.

The compensation cost related to remaining unvested share options shall be recognized over the remaining requisite service period or the performance review period. As of December 31, 2013, options to purchase 10,958,796 of ordinary shares were outstanding.

In August 2013, a new share award scheme whereby employees may choose to settle their performance bonuses in cash, in the Company’s ordinary shares or in a combination of cash and shares was approved by the Compensation Committee of the Board. The number of shares to be issued pursuant to the election choice of settlement in shares is calculated by the quotient of 100% or 115% of the bonus amounts and a reference share price determined based on the average trading price of the Company’s ADSs during the 30 days following the end of the defined quarterly, biannual or annual performance measurement period. The grant of the settlement shares is subject to the final approval of the Compensation Committee of the Board. These shares are subject to a six-month lock-up period. The employees are entitled to receive the original bonus amounts in cash without the 15% premium upon their termination of employment before the end of the lock-up period.

At each reporting period end, the Company estimates the portion of the bonuses that would be settled in cash and in shares, considering its past settlement practices. The portion estimated to be settled in cash is accrued for as a cash bonus in accordance with ASC 710, Compensation – General. The portion estimated to be settled in the Company’s shares is classified as a liability award within “Accrued expenses and other payables – Share-settled bonuses”, and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense, until the settlement date, which is the date when the underlying shares were granted to the employees. Subsequent to the settlement date, although the Company accounts for these restricted shares units as an equity award, the original cash bonus amount continues to be classified as a liability within “Accrued expenses and other payables – Others” in the consolidated balance sheets until the end of the lock-up period as such amounts will be paid to the employees in cash upon the termination of their employment. The fair value of the 15% premium that is vested and unvested will be reclassified to additional paid in capital and recognized over the remaining lock-up period, respectively.

During 2013, the Company granted 36,829 RSUs to settle the performance bonuses as elected by employees.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2013	17,898,396	0.28	6.9	23,571
Exercised	(6,587,580)	0.22
Forfeited	(352,020)	0.61

Outstanding, December 31, 2013	10,958,796	0.31	6.7	39,546

Vested and expected to vest at December 31, 2013	10,958,796	0.31	6.7	39,546

Exercisable as of December 31, 2013	7,853,861	0.20	6.3	29,209

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2012 and 2013, the Company had options outstanding to purchase an aggregate of 17,898,396 shares and 10,958,796 shares with an exercise price below the estimated fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB146,850 and RMB239,400 (US$39,546), respectively.

For share options granted before September 30, 2011, the fair value of each share option grant was estimated on the date of grant using the Black-Scholes option pricing model. For share options granted after September 30, 2011, the fair value of each award is estimated on the date of grant using a binomial-lattice option valuation model. The binomial-lattice model considers characteristics of fair value option pricing that are not available under the Black-Scholes. Similar to the Black-Scholes model, the binomial-lattice model takes into account variables such as volatility, dividend yield, and risk-free interest rate. However, in addition, the binomial-lattice model considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option. For these reasons, the Company believes that the binomial-lattice model provides a fair value for its share based compensation plans that are more representative of actual experience and future expected experience that the value calculated in previous years using the Black-Scholes model.

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2011 and 2012, respectively, with the following assumptions:

	Granted in 2011	Granted in 2011	Granted in 2012
	Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	2.2	2.2
Expected volatility	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%
Fair value of share option	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

The aggregate fair value of the outstanding options at the grant date was determined to be RMB74,576 (US$12,319) for the year ended December 31, 2013 and such amount is recognized as compensation expense using the straight-line method for all employee share options granted with graded vesting based on service conditions and the accelerated method for share options granted with graded vesting based on performance conditions. The weighted-average grant-date fair value of options granted during the years ended December 31, 2011, 2012 and 2013 was US$1.54, US$1.49 and nil, respectively. The total fair value of share options vested during the years ended December 31, 2011, 2012 and 2013 was US$5,527, US$5,655 and US$3,388, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was US$14,061, US$4,487, and US$24,355, respectively.

As of December 31, 2013, there was RMB14,887 (US$2,459) of unrecognized share-based compensation cost, net of estimated forfeitures, related to unvested options which is expected to be recognized over a weighted-average period of 0.4 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

The following table summarizes the Company’s RSU activity under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2013	685,843	10.12	9.4	6,588
Granted	776,604	14.22
Vested	(250,058)	11.59
Forfeited	(35,778)	10.05

Unvested, December 31, 2013	1,176,611	12.52	9.0	27,674

Share-based compensation cost for RSUs is measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for equity and liability classified RSUs, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2013 was RMB167,530 (US$27,674), and such amount is recognized as compensation expense using the straight-line method for the RSUs with graded vesting based on service conditions and the accelerated method for the RSUs with graded vesting based on performance conditions and share-settled bonuses. The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2011, 2012 and 2013 was nil, US$10.01 and US$14.22, respectively. The total fair value of RSUs vested during the years ended December 31, 2011, 2012 and 2013 was nil, US$1,184 and US$2,898, respectively.

As of December 31, 2013, there was RMB58,624 (US$9,684) of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 2.9 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Cost of revenues	2,157	4,517	8,054	1,331
Sales and marketing expenses	5,763	10,508	13,405	2,214
General and administration expenses	31,420	47,749	40,711	6,725
Research and development expenses	2,619	4,858	5,599	925

	41,959	67,632	67,769	11,195